Net Financial Result (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024
Net Financial Result (Details) [Line Items]
Net financial result decreased		€ 1.7
Decrease on interest income on marketable securities			€ 0.2
Other financial gains			0.2
Interest income			0.2
Increase in foreign exchange			2.9
Bottom of Range [Member]
Net Financial Result (Details) [Line Items]
Net financial result decreased	€ 0.1
Net financial result increased			3.2
Top of Range [Member]
Net Financial Result (Details) [Line Items]
Net financial result decreased	€ 1.6
Net financial result increased			€ 4.4